Reinsurance Assets	12 Months Ended
Dec. 31, 2017
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Reinsurance Assets
12	REINSURANCE ASSETS

	As at 31 December 2017 million	As at 31 December 2016 RMB million
Long-term insurance contracts ceded (Note 14)	2,351	1,783
Due from reinsurance companies	64	123
Ceded unearned premiums (Note 14)	527	125
Claims recoverable from reinsurers (Note 14)	104	103

Total	3,046	2,134

Current	695	351
Non-current	2,351	1,783

Total	3,046	2,134